Property, plant and equipment - Property, plant and equipment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	€ 2,682
Additions other than through business combinations, property, plant and equipment		€ 231
Assets available for use	0	0
Depreciation, property, plant and equipment		289
Impairment loss recognised in profit or loss, property, plant and equipment		10
Reclassifications	122	(3)
Increase (decrease) through net exchange differences, property, plant and equipment		(44)
Increase (decrease) in property, plant and equipment		(201)
Property, plant and equipment at end of period	2,699	2,682
IFRS 16 [Member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	387
Property, plant and equipment at end of period		387
Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,663	1,645
Additions other than through business combinations, property, plant and equipment	409	571
Assets available for use	(5)	(2)
Acquisitions through business combinations, property, plant and equipment	53
Depreciation, property, plant and equipment	355	394
Impairment loss recognised in profit or loss, property, plant and equipment	18	32
Decrease through classified as held for sale, property, plant and equipment	(170)
Reclassifications	0	(11)
Increase (decrease) through net exchange differences, property, plant and equipment	65	(114)
Increase (decrease) in property, plant and equipment	(22)	17
Property, plant and equipment at end of period	1,641	1,663
Owned [member] | IFRS 16 [Member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,663
Property, plant and equipment at end of period		1,663
Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,020	1,221
Additions other than through business combinations, property, plant and equipment	215
Assets available for use	5	2
Acquisitions through business combinations, property, plant and equipment	43
Depreciation, property, plant and equipment	252
Impairment loss recognised in profit or loss, property, plant and equipment	4
Decrease through classified as held for sale, property, plant and equipment	8
Reclassifications	1	(91)
Increase (decrease) through net exchange differences, property, plant and equipment	39
Increase (decrease) in property, plant and equipment	38
Property, plant and equipment at end of period	1,058	1,020
Gross carrying amount [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,560
Property, plant and equipment at end of period		1,560
Gross carrying amount [member] | Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	4,415	4,279
Property, plant and equipment at end of period	4,273	4,415
Gross carrying amount [member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,560	1,839
Property, plant and equipment at end of period	1,724	1,560
Accumulated depreciation, amortisation and impairment [member] | Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(2,752)
Property, plant and equipment at end of period	(2,632)	(2,752)
Accumulated depreciation, amortisation and impairment [member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(540)
Property, plant and equipment at end of period	(666)	(540)
Accumulated depreciation and amortisation [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(540)
Property, plant and equipment at end of period		(540)
Accumulated depreciation and amortisation [member] | Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(2,752)	(2,634)
Property, plant and equipment at end of period		(2,752)
Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period		(618)
Land and buildings [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	537
Property, plant and equipment at end of period		537
Land and buildings [member] | IFRS 16 [Member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	537
Property, plant and equipment at end of period		537
Land and buildings [member] | Owned [member]
Property, plant and equipment [Line Items]
Additions other than through business combinations, property, plant and equipment	9	28
Assets available for use	72	117
Acquisitions through business combinations, property, plant and equipment	0
Depreciation, property, plant and equipment	53	47
Impairment loss recognised in profit or loss, property, plant and equipment	1	3
Decrease through classified as held for sale, property, plant and equipment	87
Reclassifications	6
Increase (decrease) through net exchange differences, property, plant and equipment	23	(39)
Increase (decrease) in property, plant and equipment	(31)	56
Property, plant and equipment at end of period	506
Land and buildings [member] | Owned [member] | IFRS 16 [Member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period		481
Land and buildings [member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	837	1,029
Additions other than through business combinations, property, plant and equipment	150	80
Assets available for use	2	2
Acquisitions through business combinations, property, plant and equipment	43
Depreciation, property, plant and equipment	157	161
Impairment loss recognised in profit or loss, property, plant and equipment	(1)	5
Decrease through classified as held for sale, property, plant and equipment	7
Reclassifications	0	(64)
Increase (decrease) through net exchange differences, property, plant and equipment	44	(43)
Increase (decrease) in property, plant and equipment	77	(192)
Property, plant and equipment at end of period	914	837
Land and buildings [member] | Gross carrying amount [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,076
Property, plant and equipment at end of period		1,076
Land and buildings [member] | Gross carrying amount [member] | Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,076	876
Property, plant and equipment at end of period	1,097	1,076
Land and buildings [member] | Gross carrying amount [member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,147	1,355
Property, plant and equipment at end of period	1,332	1,147
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member] | Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(539)
Property, plant and equipment at end of period	(591)	(539)
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(310)	(326)
Property, plant and equipment at end of period	(418)	(310)
Land and buildings [member] | Accumulated depreciation and amortisation [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(539)
Property, plant and equipment at end of period		(539)
Land and buildings [member] | Accumulated depreciation and amortisation [member] | Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period		(395)
Machinery [member]
Property, plant and equipment [Line Items]
Increase (decrease) in property, plant and equipment	(20)
Machinery [member] | Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	478
Additions other than through business combinations, property, plant and equipment	62	60
Assets available for use	110	162
Acquisitions through business combinations, property, plant and equipment	9
Depreciation, property, plant and equipment	144	167
Impairment loss recognised in profit or loss, property, plant and equipment	6	13
Decrease through classified as held for sale, property, plant and equipment	16
Reclassifications	2	(7)
Increase (decrease) through net exchange differences, property, plant and equipment	14	(33)
Increase (decrease) in property, plant and equipment	33	2
Property, plant and equipment at end of period	511	478
Machinery [member] | Owned [member] | IFRS 16 [Member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	478	476
Property, plant and equipment at end of period		478
Machinery [member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	55	63
Additions other than through business combinations, property, plant and equipment	21	53
Depreciation, property, plant and equipment	32	55
Impairment loss recognised in profit or loss, property, plant and equipment	5	4
Reclassifications		(7)
Increase (decrease) through net exchange differences, property, plant and equipment	(2)	5
Increase (decrease) in property, plant and equipment	(18)	(8)
Property, plant and equipment at end of period	37	55
Machinery [member] | Gross carrying amount [member] | Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,506	1,531
Property, plant and equipment at end of period	1,585	1,506
Machinery [member] | Gross carrying amount [member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	199	251
Property, plant and equipment at end of period	176	199
Machinery [member] | Accumulated depreciation, amortisation and impairment [member] | Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(1,028)	(1,055)
Property, plant and equipment at end of period	(1,074)	(1,028)
Machinery [member] | Accumulated depreciation, amortisation and impairment [member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(144)	(188)
Property, plant and equipment at end of period	(139)	(144)
Other equipment [Member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period		1
Other equipment [Member] | Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	387
Additions other than through business combinations, property, plant and equipment	77	84
Assets available for use	117	160
Acquisitions through business combinations, property, plant and equipment	43
Depreciation, property, plant and equipment	158	180
Impairment loss recognised in profit or loss, property, plant and equipment	11	16
Decrease through classified as held for sale, property, plant and equipment	46
Reclassifications	(10)	(1)
Increase (decrease) through net exchange differences, property, plant and equipment	16	(25)
Increase (decrease) in property, plant and equipment	29	22
Property, plant and equipment at end of period	415	387
Other equipment [Member] | Owned [member] | IFRS 16 [Member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period		365
Other equipment [Member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	126	127
Additions other than through business combinations, property, plant and equipment	44	97
Assets available for use	3	3
Depreciation, property, plant and equipment	63	73
Impairment loss recognised in profit or loss, property, plant and equipment	0
Decrease through classified as held for sale, property, plant and equipment	1
Reclassifications	2	(21)
Increase (decrease) through net exchange differences, property, plant and equipment	(4)	(6)
Increase (decrease) in property, plant and equipment		(1)
Property, plant and equipment at end of period	107	126
Other equipment [Member] | Gross carrying amount [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period		1
Other equipment [Member] | Gross carrying amount [member] | Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,572	1,549
Property, plant and equipment at end of period	1,382	1,572
Other equipment [Member] | Gross carrying amount [member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	213	232
Property, plant and equipment at end of period	216	213
Other equipment [Member] | Accumulated depreciation, amortisation and impairment [member] | Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(1,185)	(1,184)
Property, plant and equipment at end of period	(967)	(1,185)
Other equipment [Member] | Accumulated depreciation, amortisation and impairment [member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(86)
Property, plant and equipment at end of period	(109)	(86)
Construction in progress [member] | Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	261	323
Additions other than through business combinations, property, plant and equipment	261	399
Assets available for use	(305)	(441)
Impairment loss recognised in profit or loss, property, plant and equipment	0	0
Decrease through classified as held for sale, property, plant and equipment	20
Reclassifications	1	(3)
Increase (decrease) through net exchange differences, property, plant and equipment	10	(17)
Increase (decrease) in property, plant and equipment	(53)	(62)
Property, plant and equipment at end of period	208	261
Construction in progress [member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1
Additions other than through business combinations, property, plant and equipment		2
Assets available for use		(2)
Impairment loss recognised in profit or loss, property, plant and equipment		0
Reclassifications	(1)
Increase (decrease) through net exchange differences, property, plant and equipment	0	0
Increase (decrease) in property, plant and equipment	(1)
Property, plant and equipment at end of period		1
Construction in progress [member] | Gross carrying amount [member] | Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	261	323
Property, plant and equipment at end of period	208	261
Construction in progress [member] | Gross carrying amount [member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1
Property, plant and equipment at end of period		1
Office equipment [member] | Accumulated depreciation, amortisation and impairment [member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	€ (86)	(105)
Property, plant and equipment at end of period		€ (86)